Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net
5	Property and equipment, net
Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Office furniture and equipment	5,982	4,414	676
Computer equipment and servers	149,947	162,587	24,918
Leasehold improvements	10,595	100	15
Construction-in progress	—	2,840	435
Less: Accumulated depreciation and impairment	(60,289)	(96,419)	(14,776)

Total property and equipment, net	106,235	73,522	11,268

The Company recognized impairment charges on property and equipment of RMB10,952 (US$1,678)
for the year ended December 31, 2020, which was a result of the Company’s “Going-Cloud” project undertaken. No impairment loss charges were recognized on property and equipment for the years ended December 31, 2018 and 2019 respectively.
Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 were RMB18,084, RMB30,059 and RMB37,704 (US$5,778), respectively.